Finance Income/(cost) Net - Summary of Finance income/(cost) Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interest from bank deposits and term deposits	¥ 622		¥ 717	¥ 1,066
Issuance cost of financial instruments with preferred rights			(2,851)
Interest for lease liabilities	(44)		(42)	(53)
Finance costs	(44)	$ (7)	(2,893)	(53)
Finance income/(cost)-net	¥ 578	$ 91	¥ (2,176)	¥ 1,013